Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	May 05, 2022	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
C000235473
Account Value [Line Items]
Line Graph and Table Measure Name	Akros Monthly Payout ETF
Account Value	$ 10,000	$ 12,826	$ 10,125	$ 9,665
60% S&P 500® Index and 40% Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index and 40% Bloomberg US Aggregate Bond Index	60% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index and 40% Bloomberg US Aggregate Bond Index
Account Value	$ 10,000	$ 13,161	10,744	9,879
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 10,000	$ 15,153	$ 11,317	$ 9,941